Commitments, Guarantees, Concentrations and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Expenses, Supplemental Cash Flow and Balance Sheet Information
The components of lease expense and supplemental cash flow information related to our leases for the years ended December 31, 2020 and 2019 were as follows. For our office leases, we net sublease income against other lease costs shown in the below table. Furthermore, cash flow information is presented net of sublease income.

	Year Ended December 31,
	2020	2019
Operating lease cost	$17,371	$16,380
Finance lease cost – amortization of ROU assets	719	—
Finance lease cost – interest expense on lease liabilities	167	—
Short-term lease cost	463	323
Variable lease cost(1)	2,382	880
Sublease income(2)	(820)	(512)
Total lease cost	$20,282	$17,071
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$17,444	$12,446
Operating cash outflows from finance leases	85	—
Financing cash outflows from finance leases	489	—
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(1)Variable lease cost includes non-lease components classified as lease costs, such as common area maintenance fees, property taxes and utilities, that vary in amount for reasons other than the passage of time. We elected the practical expedient to not bifurcate the lease component from the non-lease components.
(2)We entered into a sublease arrangement in July 2019, through which we earn sublease income, which offsets our lease cost related to the underlying premises. During the year ended December 31, 2020, we offered the sublessee a partial rent abatement as a result of the COVID-19 pandemic. The sublease arrangement terminates in August 2021.
Supplemental balance sheet information related to our leases was as follows as of the dates presented:

	December 31,
	2020	2019
Operating Leases
ROU assets	$116,858	$101,446
Operating lease liabilities	$139,796	$124,745
Weighted average remaining lease term (in years)	9.5	9.0
Weighted average discount rate	4.7%	5.1%
Finance Leases
ROU assets(1)	$14,381	$—
Lease liabilities(2)	$14,693	$—
Weighted average remaining lease term (in years)	19.2	—
Weighted average discount rate	3.4%	—%
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(1)Finance lease ROU assets as of December 31, 2020 were presented within property, equipment and software in the Consolidated Balance Sheets.
(2)Finance lease liabilities as of December 31, 2020 were presented within accounts payable, accruals and other liabilities in the Consolidated Balance Sheets.
Schedule of Lease Maturities, Finance Leases
For the periods presented, maturities of lease liabilities as of the dates indicated and a reconciliation of the total undiscounted cash flows to the lease liabilities in the Consolidated Balance Sheets were as follows in accordance with ASC 842:

	Operating Leases	Finance Leases
As of December 31, 2020
2021	$19,168	$1,004
2022	19,793	959
2023	19,437	964
2024	19,091	968
2025	18,036	1,038
Thereafter	77,903	15,113
Total	173,428	20,046
Less: imputed interest	(33,632)	(5,353)
Lease liabilities	$139,796	$14,693

Schedule of Lease Maturities, Operating Leases
For the periods presented, maturities of lease liabilities as of the dates indicated and a reconciliation of the total undiscounted cash flows to the lease liabilities in the Consolidated Balance Sheets were as follows in accordance with ASC 842:

	Operating Leases	Finance Leases
As of December 31, 2020
2021	$19,168	$1,004
2022	19,793	959
2023	19,437	964
2024	19,091	968
2025	18,036	1,038
Thereafter	77,903	15,113
Total	173,428	20,046
Less: imputed interest	(33,632)	(5,353)
Lease liabilities	$139,796	$14,693

Schedule of Other Commitments	Payments under the Naming and Sponsorship Agreement total $625.0 million beginning in 2020 and ending in 2040 and include operating lease obligations, finance lease obligations and sponsorship and advertising opportunities at the complex, which are payable during the following years indicated:

As of December 31, 2020
2021(1)	$24,375
2022	25,077
2023	25,183
2024	25,292
2025	29,157
Thereafter	479,041
Total	$608,125
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(1)Represents the contractual payments for 2021 under the Naming and Sponsorship Agreement. See “Contingencies — SoFi Stadium Contingency” below for discussion of an associated contingent matter, the outcome of which could increase payments for 2021 by up to $10,342, as the third payment associated with the contingent matter was paid in 2021.